Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment Net
Property and equipment, net consisted of the following:

	Year Ended December 31,
	2022	2021
Laboratory equipment	$3,982	$3,653
Leasehold improvements	7,655	7,638
Computer equipment	1,069	702
Furniture and office equipment	1,074	1,074
Construction in process	203	337

	13,983	13,404
Less: Accumulated depreciation and amortization	(9,117)	(7,753)

	$4,866	$5,651